Deposits	12 Months Ended
Dec. 31, 2011
Deposits

Note 9—Deposits

Total time deposits in denominations of $100,000 or greater was $44.2 billion at Dec. 31, 2011, and $35.3 billion at Dec. 31, 2010. At Dec. 31, 2011, the scheduled maturities of all time deposits are as follows: 2012 – $44.6 billion; 2013 – $3 million; 2014 – $20 million; 2015 – $3 million; 2016 –$- million; and 2017 and thereafter – $4 million.